UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05642
American Income Fund, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1: Schedule of Investments

Schedule of Investments

American Income Fund	July 31, 2005 (Unaudited)

	Par
Description of Security	Value	Value (a)
(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds — 36.2%
Basic Industry — 3.4%
Abitibi-Consolidated
8.55%, 8/1/10	$250,000	$262,500
Allegheny Technologies
8.38%, 12/15/11	110,000	115,500
Caraustar Industries,
Callable 4/1/06 @ 105.25
9.88%, 4/1/11	300,000	306,750
Georgia-Pacific
8.88%, 5/15/31	200,000	251,000
Huntsman ICI Chemicals,
Callable 9/23/05 @ 103.38
10.13%, 7/1/09 (g)	105,000	108,675
Invista,
Callable 5/1/08 @ 104.63
9.25%, 5/1/12 (c)	200,000	220,250
Newark Group,
Callable 3/15/09 @ 104.88
9.75%, 3/15/14	200,000	184,000
Norske Skog Canada,
Callable 6/15/06 @ 104.31
8.63%, 6/15/11	300,000	310,500
OM Group,
Callable 12/15/06 @ 104.62
9.25%, 12/15/11 (g)	300,000	306,000
Polyone
8.88%, 5/1/12	200,000	200,000
Southern Peru Copper
7.50%, 7/27/35	200,000	198,250
Stone Container,
Callable 7/1/07 @ 104.19
8.38%, 7/1/12	200,000	203,500
Tembec Industries
8.50%, 2/1/11	300,000	237,750
		2,904,675

Brokerage — 0.6%
E*Trade Financial,
Callable 6/15/08 @ 104.00
8.00%, 6/15/11	250,000	265,625
Lazard
7.13%, 5/15/15 (c)	250,000	247,862
		513,487

Capital Goods — 2.8%
Case New Holland,
Callable 8/1/07 @ 104.62
9.25%, 8/1/11	200,000	218,000
Compression Polymers,
Callable 7/1/09 @ 105.25
10.50%, 7/1/13 (c) (g)	250,000	252,500
Graham Packaging,
Callable 10/15/09 @ 104.94
9.88%, 10/15/14 (c)	250,000	256,875
Greif Brothers,
Callable 8/1/07 @ 104.44
8.88%, 8/1/12	300,000	325,500
L-3 Communications,
Callable 1/15/10 @ 102.94
5.88%, 1/15/15	200,000	195,500
Owens-Brockway Glass Container,
Callable 2/15/06 @ 104.44
8.88%, 2/15/09	500,000	530,000
Sequa
9.00%, 8/1/09	500,000	555,000
		2,333,375

Communications — 5.7%
AT&T
9.05%, 11/15/11	142,000	161,698
Charter Communications Holdings
8.00%, 4/30/12 (c)	400,000	406,000
Citizens Communications
9.25%, 5/15/11	250,000	278,750
CSC Holdings, Series B
7.63%, 4/1/11	500,000	503,750
Dex Media,
Callable 11/15/08 @ 104.00
8.00%, 11/15/13	200,000	214,500
DirectTV Holdings,
Callable 3/15/08 @ 104.19
8.38%, 3/15/13	81,000	89,707
Dobson Cellular Systems,
Callable 11/1/08 @ 104.94
9.88%, 11/1/12	250,000	276,562
Echostar
6.63%, 10/1/14	300,000	298,125
Horizon PCS,
Callable 7/15/08 @ 105.69
11.38%, 7/15/12	200,000	228,500
Houghton Mifflin,
Callable 10/15/08 @ 105.75
10.00%, 10/15/13 (b)	400,000	312,000
Insight Midwest,
Callable 11/1/05 @ 105.25
10.50%, 11/1/10	200,000	211,500
Intelsat,
Callable 1/15/10 @ 104.31
8.63%, 1/15/15 (c)	250,000	266,250
Panamsat,
Callable 8/15/09 @ 104.50
9.00%, 8/15/14	195,000	215,475
Primedia,
Callable 5/15/06 @ 104.44
8.88%, 5/15/11	200,000	210,000
Qwest
9.13%, 3/15/12	400,000	437,000
Qwest Capital Funding
7.00%, 8/3/09	400,000	395,000
Rogers Wireless
6.38%, 3/1/14	300,000	306,750
		4,811,567

Consumer Cyclical — 5.3%
Buffets,
Callable 7/15/06 @ 105.63
11.25%, 7/15/10	200,000	203,000
Dominos, Series B,
Callable 7/1/07 @ 104.13
8.25%, 7/1/11	364,000	391,300
General Motors
7.13%, 7/15/13	500,000	468,750
8.38%, 7/15/33	400,000	361,000
Isle of Capri Casinos,
Callable 3/1/09 @ 103.50
7.00%, 3/1/14	500,000	503,750
Mandalay Resort, Series B
10.25%, 8/1/07	250,000	273,750
Meristar Hospitality (REIT)
9.13%, 1/15/11	200,000	212,500
Mohegan Tribal Gaming
6.38%, 7/15/09	250,000	254,375
Service Corporation International
7.70%, 4/15/09	500,000	533,750
Six Flags,
Callable 4/15/08 @ 104.88
9.75%, 4/15/13	500,000	490,000
WCI Communities,
Callable 5/1/07 @ 104.56
9.13%, 5/1/12	500,000	528,750

Wynn Las Vegas,
Callable 12/1/09 @ 103.31
6.63%, 12/1/14	250,000	243,437
		4,464,362

Consumer NonCyclical — 2.0%
Ahold Finance USA
8.25%, 7/15/10	300,000	330,000
Delhaize America
9.00%, 4/15/31	250,000	315,415
Iasis Healthcare,
Callable 6/15/09 @ 104.38
8.75%, 6/15/14	250,000	272,188
Sealy Mattress,
Callable 6/15/09 @ 104.13
8.25%, 6/15/14	250,000	266,250
Swift & Co.,
Callable 10/1/06 @ 106.25
12.50%, 1/1/10	250,000	278,750
Triad Hospitals,
Callable 11/15/08 @ 103.50
7.00%, 11/15/13	200,000	206,500
		1,669,103

Electric — 3.1%
Allegheny Energy Supply
8.25%, 4/15/12	250,000	280,625
Calpine,
Callable 7/15/07 @ 104.25
8.50%, 7/15/10 (c)	300,000	229,500
CMS Energy
8.50%, 4/15/11	500,000	563,750
Dynegy-Roseton Danskamme
7.67%, 11/8/16	200,000	196,500
Mission Energy Holdings
13.50%, 7/15/08	250,000	298,750
Nevada Power,
Callable 8/15/08 @ 104.50
9.00%, 8/15/13 (g)	262,000	294,095
Reliant Energy,
Callable 7/15/08 @ 104.75
9.50%, 7/15/13	250,000	277,500
Teco Energy
7.20%, 5/1/11	250,000	271,250
TXU
5.55%, 11/15/14 (c)	250,000	243,719
		2,655,689

Energy — 0.7%
Bluewater Finance,
Callable 2/15/07 @ 105.12
10.25%, 2/15/12	290,000	313,200
Kerr-Mcgee
6.95%, 7/1/24	250,000	261,420
Parker Drilling, Series B,
Callable 4/14/05 @ 105.06
10.13%, 11/15/09 (g)	48,000	50,400
		625,020

Industrials Other — 0.3%
Amsted Industries,
Callable 10/15/07 @ 105.12
10.25%, 10/15/11 (c) (g)	200,000	216,500

Insurance — 0.3%
Fairfax Financial Holdings
7.75%, 4/26/12	250,000	243,750

Miscellaneous — 6.6%
Dow Jones
8.00%, 6/29/10	2,500,000	2,537,500
8.25%, 6/29/10	3,045,000	3,071,644
		5,609,144

Natural Gas — 1.2%
El Paso
7.75%, 6/15/10	200,000	205,750
Tennessee Gas Pipeline
7.50%, 4/1/17	250,000	275,938
Williams
7.13%, 9/1/11	500,000	543,125
		1,024,813

Sovereign — 3.5%
Federal Republic of Brazil
10.25%, 6/17/13	500,000	575,750
Republic of Panama
7.25%, 3/15/15	500,000	543,000
Republic of Philippines
9.50%, 2/2/30	500,000	503,750
Republic of Turkey
9.00%, 6/30/11	500,000	597,000
7.38%, 2/5/25	300,000	294,000
Republic of Venezuela
8.50%, 10/8/14	500,000	518,750
		3,002,250

Technology — 0.6%
Lucent Technologies
6.45%, 3/15/29	250,000	225,625
Nortel Networks
6.13%, 2/15/06	250,000	251,563
		477,188

Transportation — 0.1%
Northwest Airlines
9.88%, 3/15/07	200,000	108,000

Total High Yield Corporate Bonds
(cost: $29,741,803)		30,658,923

	Par
Description of Security	Value	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government and Agency Securities — 46.7%
U.S. Agency Mortgage-Backed Securities — 46.6%
Adjustable Rate — 1.6%
FHLMC
4.43%, 9/1/18, #605911 (f)	$327	$332
FNMA
4.34%, 7/1/27, #70179 (f)	3,360	3,422
4.49%, 10/1/32, #725110 (f) (h)	880,362	904,105
GNMA
4.63%, 12/20/22, #8096 (f) (h)	464,099	472,950
		1,380,809

Fixed Rate — 45.0%
FHLMC
6.50%, 8/1/30, #C43641 (h)	177,937	184,165
FHLMC Gold
6.50%, 11/1/28, #C00676	462,615	478,950
5.50%, 10/1/33, #A15120 (h)	1,639,780	1,647,979
FNMA
4.00%, 11/1/10, #254956 (h)	2,519,879	2,473,261
6.00%, 12/1/13, #190179	513,248	531,530
7.50%, 5/1/15, #537440	84,260	88,789
7.00%, 6/1/17, #254384 (h)	395,611	414,157
7.00%, 7/1/17, #254414 (h)	529,520	554,344
6.00%, 9/1/17, #653368 (h)	461,205	476,052

5.00%, 11/1/18, #750989 (h)	768,639	770,561
5.00%, 2/1/19, #767182 (h)	1,227,318	1,230,386
6.00%, 5/1/29, #323702 (h)	765,285	783,223
6.50%, 5/1/31, #540814 (h)	209,614	216,820
7.00%, 9/1/31, #596680 (h)	648,576	682,224
7.00%, 3/1/32, #635970 (h)	282,245	296,888
6.50%, 6/1/32, #596712 (h)	839,238	867,822
5.50%, 6/1/33, #709700 (h)	1,041,993	1,046,557
6.00%, 11/1/33, #743642 (j)	819,450	836,610
5.50%, 12/1/33, #756202 (h)	1,403,194	1,408,891
6.00%, 1/1/34, #763687 (h)	1,230,243	1,255,610
5.50%, 2/1/34, #766070 (h)	1,327,704	1,333,094
6.50%, 6/1/34, #735273	1,696,594	1,753,855
FNMA TBA
4.50%, 1/31/07 (i)	5,000,000	4,917,190
5.00%, 8/1/34 (i)	11,000,000	10,831,568
GNMA
6.50%, 4/15/33, #602233 (j)	519,714	542,613
5.50%, 8/15/33, #604567 (h)	1,570,032	1,590,631
6.00%, 7/15/34, #631574 (j)	846,726	870,273
		38,084,044

Total U.S. Agency Mortgage-Backed Securities		39,464,853

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill
2.89%, 8/4/05	100,000	99,976

Total U.S. Government and Agency Securities
(cost: $39,780,688)		39,564,829

	Par
Description of Security	Value	Value (a)

CMO-Private Mortgage-Backed Securities — 25.1%
Adjustable Rate — 5.6%
California Federal Bank Los Angeles
Series 1991-Cl2, Class A
6.15%, 7/15/21 (f)	22,561	23,116
Goldman Sachs Mortgage Securities
Series 2003-1, Class B2
6.87%, 3/25/43 (f)	1,941,534	2,002,228
Sequoia Mortgage Trust
Series 2004-5, Class X1
0.80%, 6/20/34 (d) (f)	70,491,943	683,497
Washington Mutual MSC Mortgage
Series 2003-AR3, Class B1
4.99%, 6/25/33 (f) (j)	1,625,849	1,687,697
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-D, Class A1
4.88%, 2/25/33 (f)	330,837	336,418
		4,732,956

Fixed Rate — 19.5%
Citicorp Mortgage Securities
Series 2004-5, Class B3
5.27%, 8/25/34	1,247,362	1,170,050
Series 2005-4, Class 1A6
5.50%, 7/25/35 (g)	1,000,000	994,375
Countrywide Alternative Loan Trust
Series 2005-7CB, Class 2A4
5.50%, 4/25/35	750,000	757,953
GMAC Mortgage Corporation Loan Trust
Series 2003-GH2, Class A3
5.00%, 3/25/23	1,500,000	1,472,550
Series 2003-J9, Class A15
5.00%, 1/25/34	1,325,000	1,291,451
Series 2004-J5, Class A7
6.50%, 1/25/35	1,157,733	1,196,801
Goldman Sachs Mortgage Securities
Series 2001-2, Class A
7.50%, 6/19/32 (c)	516,262	541,723
GRP/AG Real Estate Asset Trust
Series 2004-1, Class A
3.96%, 3/25/09 (b) (c)	105,863	104,316
Series 2004-2, Class A
4.21%, 7/25/34 (b) (c)	434,815	428,000

Series 2005-1, Class A
4.85%, 1/25/35 (b) (c)	261,581	260,786
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.36%, 11/25/34	1,129,296	1,154,353
Nomura Asset Acceptance Corporation
Series 2004-R2, Class B1
6.74%, 10/25/34 (c)	1,127,193	1,168,328
Prime Mortgage Trust
Series 1004-2, Class B2
5.20%, 11/25/19	416,280	405,207
Series 2004-2, Class B3
5.20%, 11/25/19	311,969	299,292
Residential Asset Mortgage Products
Series 2003-SL1, Class M2
7.32%, 4/25/31	1,082,217	1,097,141
Series 2004-SL4, Class A3
6.50%, 7/25/32	1,155,434	1,183,582
Residential Asset Securitization Trust
Series 2002-A12, Class 1A1
5.20%, 11/25/32	322,748	319,847
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB2
7.44%, 12/25/33	422,897	428,344
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-7, Class A3
4.50%, 8/25/18 (j)	1,104,400	1,083,306
Series 2004-7, Class B2
4.72%, 7/25/19	703,286	673,565
Series 2004-7, Class B3
4.72%, 7/25/19	527,702	487,470
		16,518,440

Total CMO-Private Mortgage-Backed Securities
(cost: $21,606,434)		21,251,396

	Principal
Description of Security	Amount	Value (a)

Asset-Backed Securities — 13.9%
Commercial — 0.7%
Morgan Stanley Capital
Series 1999-FNV1, Class A1
6.12%, 3/15/31 (j)	$577,152	$585,723

Home Equity — 12.6%
Ace Securities
Series 2003-OP1, Class M3
5.11%, 12/25/33 (b) (f) (j)	1,500,000	1,510,710
First Franklin Mortgage Loan
Series 2004-FFA, Class M2F
4.62%, 3/25/24 (b) (j)	2,760,000	2,675,461
Home Equity Mortgage Trust
Series 2004-2, Class B1
5.36%, 8/25/34 (b) (f) (j)	1,000,000	1,003,720
Series 2004-5, Class B1
5.75%, 2/25/35 (b)	500,000	488,370
Series 2004-6, Class M2
5.32%, 4/25/35 (b) (j)	500,000	483,380
Residential Asset Securities Corporation
Series 2002-KS1, Class AI4
5.86%, 11/25/29 (j)	195,294	194,954
Residential Funding Mortgage Securities I
Series 2004-HI2, Class A4
5.24%, 9/25/18	2,000,000	2,009,720
Series 2003-HI4, Class M1
5.53%, 2/25/29 (b) (j)	2,327,000	2,289,279
		10,655,594

Manufactured Housing — 0.6%
Green Tree Financial
Series 1994-2, Class A5
8.30%, 5/15/19	524,263	535,016

Total Asset-Backed Securities (cost: $11,932,061)		11,776,333

	Par
Description of Security	Value	Value (a)

CMO-U.S. Agency Mortgage-Backed Securities — 10.4%
Fixed Rate — 5.5%
FHLMC REMIC
Series 2690, Class OE
5.00%, 11/15/28 (h)	$1,274,000	$1,257,973
FNMA REMIC
Series 2004-27, Class HB
4.00%, 5/25/19 (j)	1,923,137	1,758,747
Series 2004-29, Class WG
4.50%, 5/25/19	942,115	886,766
Series 2002-W1, Class 2A
7.50%, 2/25/42 (j)	752,585	793,456
		4,696,942

Z-Bonds — 4.9%
FHLMC REMIC
Series 2676, Class GZ
4.50%, 9/15/33 (e)	1,646,341	1,387,356
GNMA REMIC
Series 2001-8, Class Z
6.50%, 3/20/31 (e) (h)	2,648,660	2,746,501
		4,133,857

Total CMO-U.S. Agency Mortgage-Backed Securities
(cost: $8,274,330)		8,830,799

Corporate Bonds — 2.9%
Consumer Cyclical — 0.6%
Ford Motor
7.00%, 10/1/13	500,000	490,650
Consumer NonCyclical — 0.3%
Glencore Funding LLC
6.00%, 4/15/14	250,000	231,033
Sovereign — 1.4%
Russian Federation
5.00%, 3/31/30 (b) (c)	1,050,000	1,162,875
Transportation — 0.6%
American Airlines, Series 99-1
7.02%, 10/15/09 (g)	500,000	520,000
Total Corporate Bonds (cost: $2,359,568)		2,404,558
Total Investments in Unaffiliated Securities (cost: $113,694,884)		114,486,838

Description of Security	Shares	Value (a)

Affiliated Money Market Fund -5.0%
First American Prime Obligations Fund, Class Z (k) (cost: $4,186,693)	4,186,693	4,186,693

Total Investments in Securities (l) — 140.2% (cost: $117,881,577)		$118,673,531

Notes to Schedule of Investments:

(a)       Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.  As of July 31, 2005, the fund had no fair valued securities.

(b)       Delayed interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).  The rate disclosed represents the coupon rate in effect as of July 31, 2005.

(c)        Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under guidelines established by the fund’s board of directors.  As of July 31, 2005, the value of these investments was $6,005,484 or 7.1% of net assets.

(d)       Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive )effect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgages.  The interest rate disclosed represents the coupon rate in effect as of July 31, 2005.

(e)        Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates.  Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(f)           Variable Rate Security – The rate shown is the rate in effect as of July 31, 2005.

(g)       Security considered illiquid or restricted.  As of July 31, 2005, the value of this investment was $2,742,545 or 3.23% of net assets.

(h)       On July 31, 2005, securities valued at $21,356,221 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,650,000	7/20/05	3.45%	8/19/05	$11,097	(1)
8,456,867	7/13/05	3.36%	8/15/05	14,997	(2)
$18,106,867				$26,094

*Interest rate as of July 31, 2005.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Goldman:

FHLMC, 5.50%, 10/1/33, $1,639,780 par

FHLMC REMIC, 5.00%, 11/15/28, $1,274,000 par

FNMA, 4.00%, 11/1/10, $2,519,879 par

FNMA, 4.49%, 10/1/32, $880,362 par

FNMA, 5.50%, 6/1/33, $1,041,993 par

FNMA, 5.50%, 12/1/33, $1,403,194 par

GNMA, 5.50%, 8/15/33, $1,570,032 par

(2)       Morgan Stanley:

FHLMC, 6.50%, 8/1/30, $177,937 par

FNMA, 7.00%, 6/1/17, $395,611 par

FNMA, 7.00%, 7/1/17, $529,520 par

FNMA, 6.00%, 9/1/17, $461,205 par

FNMA, 5.00%, 11/1/18, $768,639 par

FNMA, 5.00%, 2/1/19, $1,227,318 par

FNMA, 6.00%, 5/1/29, $765,285 par

FNMA, 6.50%, 5/1/31, $209,614 par

FNMA, 7.00%, 9/1/31, $648,576 par

FNMA, 7.00%, 3/1/32, $282,245 par

FNMA, 6.50%, 6/1/32, $839,238 par

FNMA, 6.00%, 1/1/34, $1,230,243 par

FNMA, 5.50%, 2/1/34, $1,327,704 par

GNMA, 4.63%, 12/20/22, $464,099 par

GNMA REMIC, 6.50%, 3/20/31, $2,648,660 par

(i)          On July 31, 2005, the total cost of investments purchased on a when-issued basis was $15,862,500.

(j)           This security or a portion of this security is pledged as collateral for positions purchased on a when-issued basis.

(k)       This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

(l)          On July 31, 2005, the cost of investments in securities was $117,881,577.  The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost, were as follows:

Gross unrealized appreciation	$2,168,356
Gross unrealized depreciation	(1,376,402)
Net unrealized appreciation	$791,954

Abbreviations:

CMO - Collateralized Mortgage Obligation

FHLMC  – Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT – Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TBA – To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts (Sold)	Market Value Coverd by Contracts	Settlement Month	Unrealized Appreciation

U.S. 20 Year Long Bond Futures Note	(5)	$(576,563)	Sept-05	$4,865

U.S. 5 Year Futures Note	(10)	(1,072,031)	Sept-05	16,528

U.S. 10 Year Futures Note	(81)	(8,989,734)	Sept-05	151,763
				$173,156

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: September 29, 2005